Income Tax Expense (Credit)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Tax Expense (Credit)
8.	INCOME TAX EXPENSE (CREDIT)

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
Current tax:
PRC Enterprise Income Tax (“EIT”)
- current year	7,669	16,172	7,711	1,107

	7,669	16,172	7,711	1,107

Deferred tax (Note 17):
- current year	1,102	(15,203)	(15,458)	(2,220)
- attributable to change in tax rate	(1,382)	—	—	—

	(280)	(15,203)	(15,458)	(2,220)

	7,389	969	(7,747)	(1,113)

The Company is tax exempted in the British Virgin Islands where it was incorporated. No provision for Hong Kong Profits Tax has been made in the consolidated financial statements as the Group has no assessable profit arising from Hong Kong for the years presented. All the subsidiaries established in the PRC are subject to PRC EIT at the rate of 25%, other than as follows:

(a)
Zhengxing Wheel was regarded as a
“High-new
technology enterprise” pursuant to a certificate jointly issued by the relevant Fujian Government authorities. The certificate was valid for three years commencing from year 2008. It was entitled to enjoy a preferential tax rate of
15
%, provided that the qualifying conditions as a
High-new
technology enterprise were met. It subsequently received approval notices to renew its
“High-new
technology enterprise” status for three years each in 2011, 2014 and 2017, and was entitled to enjoy a preferential tax rate of
15
% for the years through year 2019, provided that the qualifying conditions as a
High-new
technology enterprise were met.

(b)
Zhengxing Chengdu was established in the western region of the PRC and derived more than
70
% of its total income from the business of state-encouraged industry as defined under the “Catalogue of Industries Products and Technologies Encouraged by the State of Development” (the “Catalogue”). According to Caishui [2001] No. 202 issued by the Ministry of Finance and the State Administration of Taxation and the General Administration of Customs, it was entitled to enjoy a preferential tax rate of
15
% from its date of establishment to December 31, 2010. Such preferential tax treatment is further extended for a period of ten years from 2011 to 2020 on the condition that the enterprise must be engaged in state encouraged industries as defined under the Catalogue pursuant to Caishui [2011] No. 58 issued during 2011. Zhengxing Chengdu should continue to enjoy the preferential tax rate of
15
% in 2017, 2018 and 2019 provided that it was engaged in the state encouraged industry under the Catalogue.

(c)
In 2017, Hua’an Zhengxing Zhengxing Wheel was regarded as a
“High-new
technology enterprise” pursuant to a certificate jointly issued by the relevant Fujian Government authorities. The certificate was valid for three years commencing from year 2017. It was entitled to enjoy a preferential tax rate of
15
%, provided that the qualifying conditions as a
High-new
technology enterprise were met.

The tax charge (credit) for the years stated below can be reconciled to the profit (loss) before taxation per the consolidated statements of comprehensive income as follows:

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
(Loss) profit before taxation	16,441	(7,013)	(112,617)	(16,177)

Tax at the domestic income tax rate of 25%	4,110	(1,753)	(28,154)	(4,044)
Tax effect of expenses not deductible for tax purpose	2,069	3,169	3,318	477
Recognition of tax losses previously not recognized	(1,885)	(1,540)	—	—
Effect of tax exemption and reliefs granted to PRC subsidiaries	4,477	1,093	8,458	1,214
Valuation allowance on deferred tax assets	—	—	8,631	1,240
Decrease in opening deferred tax liability resulting from a decrease in applicable tax rate	(1,382)	—	—	—

Tax ( cre d i t) charge for the year	7,389	969	(7,747)	(1,113)